UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
October 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 95.87%

Auto Parts - 1.20%
5,440	Dorman Products, Inc. *	252,198

Back Office Support HR & Consulting - 4.56%
10,270	Maximus, Inc.	497,684
8,090	WageWorks, Inc. *	461,211
		958,895

Banks: Diversified - 12.00%
23,550	PrivateBancorp, Inc.	761,136
8,590	IberiaBank Corp.	591,507
9,230	Bank of the Ozarks, Inc.	325,265
14,070	BancorpSouth, Inc *	324,032
9,870	Home Bancshares, Inc.	315,050
5,290	Pinnacle Financial Partners Inc.	207,368
		2,524,358
Chemicals: Diversified - 1.09%
10,087	Aceto Corp. *	229,378

Commerical Vehicles & Parts - 1.40%
28,508	Wabash National Corp. *	293,632

Communications Technology - 1.87%
18,220	Aruba Networks, Inc. *	393,188

Computer Services Software & Systems - 6.54%
11,580	Ellie Mae, Inc. *	444,440
9,610	Envestnet, Inc. *	426,876
4,360	SPS Commerce, Inc. *	254,188
24,680	KEYW Holdings Corp. *	250,502
		1,376,006
Diversified Retail - 1.99%
20,540	Tuesday Morning Corp. *	418,811

Education Services - 1.59%
4,721	Capella Education Co.	333,964

Electronic Components - 0.98%
12,690	Invensense, Inc. *	205,705

Engineering & Contracting Services - 1.10%
5,380	Engility Holdings, Inc. *	232,416

Environmental Maint & Security Service - 1.09%
7,720	Healthcare Services Group Inc.	229,902

Foods - 5.92%
9,500	Treehouse Foods, Inc. *	809,115
4,240	J&J Snack Foods Corp.	436,847
		1,245,962
Health Care Management Services - 3.64%
8,270	Centene Corp. *	766,381

Health Care Services - 4.48%
10,110	Air Methods Corp. *	477,495
10,310	Medidata Solutions, Inc. *	465,084
		942,579

Machinery: Industrial - 1.66%
5,350	Proto Labs, Inc. *	349,729

Medical & Dental Instruments & Supplies - 3.84%
11,376	Cantel Medical Corp. *	482,342
4,610	Neogen Corp. *	202,379
2,239	Anika Therapeutics, Inc. *	89,873
1,130	Vascular Solutions, Inc. *	33,233
		807,827
Medical &Sevices - 3.46%
7,850	ICON Plc ADR (Ireland) *	412,989
5,780	Parexel International Corp. *	313,912
		726,901
Oil: Crude Producers - 4.28%
21,670	Matador Resources Co. *	525,931
18,310	Comstock Resources, Inc.	216,790
3,626	PDC Energy, Inc. *	158,529
		901,250
Pharmaceuticals - 8.48%
13,840	Prestige Brands Holdings, Inc. *	490,213
9,470	Akorn, Inc. *	421,889
16,218	Cambrex Corp. *	341,875
5,840	Lannett Co., Inc. *	331,245
6,316	Sagent Pharmaceuticals, Inc. *	199,838
		1,785,060
Restaurants - 5.79%
28,150	Sonic Corp. *	709,661
17,680	Krispy Kreme Doughnuts, Inc. *	334,506
3,170	Red Robin Gourmet Burgers, Inc. *	174,255
		1,218,422
Scientific Instruments, Electrical - 2.62%
8,781	EnerSys, Inc.	551,447

Securities Brokerage & Services - 2.06%
6,698	MarketAxess Holdings, Inc.	433,026

Semiconductors & Components - 4.12%
14,140	Silicon Laboratories, Inc. *	644,643
13,640	Ceva, Inc. *	222,332
		866,975
Specialty Retail - 2.92%
7,520	Monro Muffler Brake, Inc.	401,869
3,020	Asbury Automotive Group, Inc. *	211,521
		613,390
Telecommunications Equipment - 0.99%
16,070	Ruckus Wireless Inc. *	208,589

Textiles Apparel & Shoes - 4.31%
6,100	GIII Apparel Group, Ltd. *	484,035
9,999	Steven Madden Ltd. *	313,469
1,242	Deckers Outdoor Corp. *	108,625
		906,129
Truckers - 1.89%
8,100	SAIA, Inc *	397,062

TOTAL FOR COMMON STOCKS (Cost $17,662,228) - 95.87%		$ 20,169,182

SHORT TERM INVESTMENTS - 7.76%
1,632,214	First American Government Obligation Fund 0.01% ** (Cost $1,632,214)	1,632,214

TOTAL INVESTMENTS (Cost $19,294,442) - 103.63%		$ 21,801,396

LIABILITIES IN EXCESS OF OTHER INVESTMENTS - (3.63%)		(763,375)

NET ASSETS - 100.00%		$ 21,038,021

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2014

NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At October 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,294,442 amounted to $2,506,954.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,169,182	$0	$0	$20,169,182
Cash Equivalents	$1,632,214	$0	$0	$1,632,214
Total	$21,801,396	$0	$0	$21,801,396

Ranger Quest for Income and Growth Fund
Schedule of Investments
October 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 60.59%

Aerospace & Defense - 2.99%
17,210	Bae Systems Plc. ADR (United Kingdom)	$ 505,458

Airlines - 2.75%
17,506	Japan Airlines Co., Ltd. (Japan) *	465,580

Automobiles - 3.08%
6,707	Daimler AG (Germany) *	521,151

Beverages - 3.64%
1,035,603	Thai Beverage PCL (Thailand)	616,670

Capital Markets - 5.40%
15,988	Federated Investors, Inc.	499,945
25,970	Ares Capital Corporation	415,260
		915,205

Chemicals - 4.70%
6,970	Yara International ASA (Norway) *	319,998
3,330	Lyondellbasell Industries NV (Netherlands)	305,128
5,010	Potash Corporation of Saskatchewan, Inc. (Canada)	171,192
		796,318

Commercial Banks - 1.78%
4,248	Common Wealth Bank Of Australia (Australia)	300,765

Diversified Telecommunication Services - 16.98%
499,140	HKT Trust & HKT, Ltd. (Hong Kong)	608,268
935	Swisscom AG-REG (Switzerland) *	550,371
13,482	At&T, Inc.	469,713
18,137	Telstra Corp. Ltd. ADR (Australia)	449,798
10,870	Belgacom SA (Belgium) *	409,991
4,932	BCE, Inc. (Canada)	219,049
7,520	Telenor ASA (Norway) *	169,001
		2,876,191

Food Products - 2.58%
30,900	Marine Harvest ASA (Norway)	437,456

Insurance - 1.05%
69,840	MMI Holdings, Ltd. (South Africa)	178,347

Media - 2.24%
17,088	Regal Entertainment Group Class-A	378,499

Multi-Utilities - 1.28%
44,800	Centrica Plc. (United Kingdom)	216,832

Oil, Gas & Consumable Fuels - 7.87%
8,073	Total SA (France)	479,546
24,430	Ship Finance International, Ltd.	419,952
22,215	Canadian Oil Sands Ltd. (Canada)	348,138
1,140	Royal Dutch Shell ADR B Plc. (Netherlands)	85,124
		1,332,760

Pharmaceuticals - 1.81%
13,530	GlaxoSmithKline Plc. (United Kingdom)	306,860

Thrifts & Mortgage Finance - 1.44%
12,710	Home Loan Servicing Solutions, Ltd.	244,159

Wireless Telecommunication Services - 1.00%
5,102	Vodafone Group Plc. ADR (United Kingdom)	169,488

TOTAL FOR COMMON STOCKS (Cost $9,318,037) - 60.59%		10,261,739

REAL ESTATE INVESTMENT TRUSTS - 19.45%
26,414	Starwood Property Trust, Inc.	595,900
17,952	Blackstone Mortgage Trust, Inc.	501,220
20,420	American Capital Agency Corp.	464,351
239,425	Ascendas Real Estate Investment Trust (Singapore)	415,597
18,603	Penny Mac Mortgage Investment Trust	401,639
33,110	Spirit Realty Capital, Inc.	394,009
7,751	Realty Income Corp.	356,779
8,170	Lexington Realty Trust	89,543
3,050	Select Income REIT Common Share	74,756
		3,293,794

	TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,370,406) - 19.45%	3,293,794

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 17.31%

	Capital Markets - 4.25%
8,173	Oaktree Capital Group, LLC.	388,054
11,040	Apollo Global Management, LLC	251,160
3,708	Kohlberg Kravis Roberts & Co. L.P.	79,944
		719,158

	Electric Utilities - 1.36%
5,691	Brookfield Infrastructure Partners, L.P. (Canada)	230,998

	Oil, Gas & Consumable Fuels - 11.70%
9,553	Energy Transfer Partners, L.P.	615,500
12,552	Alliance Resource Partners, L.P.	603,626
5,011	TC Pipelines, L.P.	312,436
7,097	Teekay LNG Partners, L.P.	278,912
5,433	Cheniere Energy Partners, L.P.	171,791
		1,982,265

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $2,749,914) - 17.31%		$ 2,932,421

SHORT TERM INVESTMENTS - 2.66%
449,667	First American Government Obligation Fund 0.01% ** (Cost $449,667)	449,667

TOTAL INVESTMENTS (Cost $15,888,024) - 100.01%		$ 16,937,621

LIABILITIES IN EXCESS OF OTHER INVESTMENTS - (0.01%)	(876)

NET ASSETS - 100.00%	$ 16,936,745

	ADR - American Depository Receipts.
	* Non-income producing securities during the period.
	**Variable rate security; the coupon rate shown represents the yield at October 31, 2014

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At October 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,888,024 amounted to $1,049,597.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund's assets measured at fair value as of October 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,261,739	$0	$0	$10,261,739
Real Estate Investment Trusts	$3,293,794	$0	$0	$3,293,794
Master Limited Partnerships	$2,932,421	$0	$0	$2,932,421
Cash Equivalents	$449,667	$0	$0	$449,667
Total	$16,937,621	$0	$0	$16,937,621

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 29, 2014

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 29, 2014